Share-based Awards (Tables)	6 Months Ended
Jun. 30, 2013
Summary of Stock Option Activity
The following table summarizes option activity for the six months ended June 30, 2013:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2012	4,350,631	$23.01	$9.17

Granted	253,650	$32.95	$12.05
Exercised	(524,243)	$20.11	$8.17
Forfeited	(273,401)	$25.47	$10.04

Outstanding at June 30, 2013	3,806,637	$23.89	$9.44	4.55

Exercisable at June 30, 2013	2,203,758	$24.40	$8.86	3.32

Summary of Movement in Non-Vested Share Options
The following table summarizes the movement in non-vested share options for the six months ended June 30, 2013:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2012	2,094,533	$22.43	$9.17

Granted	253,650	$32.95	$12.05
Vested	(578,193)	$24.83	$9.82
Forfeited	(167,111)	$22.91	$9.36

Non vested outstanding at June 30, 2013	1,602,879	$23.18	$9.36

Weighted Average Fair Values and Assumptions Used
The weighted average fair value of options granted during the periods ended June 30, 2013 and June 30, 2012 was calculated using the Black-Scholes option pricing model.  The weighted average fair values and assumptions used were as follows:

	Three Months Ended
	June 30,	June 30,
	2013	2012

Weighted average fair value	$12.06	$9.72
Assumptions:
Expected volatility	41%	50%
Dividend yield	0%	0%
Risk-free interest rate	0.87%	0.84%
Expected life	5 years	5 years

Summary of RSU Activity
The following table summarizes RSU activity for the six months ended June 30, 2013:

	RSU Outstanding Number of Shares	RSU Weighted Average Fair Value	RSU Weighted Average Remaining Contractual Life

Outstanding at December 31, 2012	496,000	$20.26

Granted	406,688	$34.42
Shares vested	(50,000)	$22.30
Forfeited	-	-

Outstanding at June 30, 2013	852,688	$26.89	2.25

Non-Cash Stock Compensation Expense
Non-cash stock compensation expense for the three and six months ended June 30, 2013 has been allocated as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(In thousands)		(In thousands)
Direct costs	$1,693	$1,544	$3,012	$2,883
Selling, general and administrative	1,379	1,258	2,454	2,350
Restructuring and other items (note 4)	-	620	-	620

	$3,072	$3,422	$5,466	$5,853